SUPPLEMENT DATED OCTOBER 5, 2009
TO

PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement describes changes to certain investment options offered under your Contract.  Please retain this supplement with your Prospectus for future reference.

Effective October 5, 2009, the following investment options were re-designated as “Class I” shares:

NACM Small Cap Portfolio
OpCap Mid Cap Portfolio

Therefore, the names of the funds in each Prospectus referenced above are changed to show the class designation as follows:

NACM Small Cap Portfolio, Class I
OpCap Mid Cap Portfolio, Class I

Futurity 10/09